Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary shares	Subscription receivable	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholders’ equity	Non-controlling interests	Total
Balance at Jun. 30, 2023	$ 1,700	$ (1,699)	$ 2,236,677	$ 755,100	$ 2,955,118	$ (339,563)	$ 5,607,333	$ (58,293)	$ 5,549,040
Balance (in Shares) at Jun. 30, 2023	17,000,000
Net loss					(1,461,698)		(1,461,698)	(1,350)	(1,463,048)
Foreign currency translation adjustment						103,753	103,753	(1,193)	102,560
Balance at Dec. 31, 2023	$ 1,700	(1,699)	2,236,677	755,100	1,493,420	(235,810)	4,249,388	(60,836)	4,188,552
Balance (in Shares) at Dec. 31, 2023	17,000,000
Balance at Jun. 30, 2024	$ 1,700	(1,699)	2,236,677	755,100	1,583,977	(258,907)	4,316,848	(61,851)	4,254,997
Balance (in Shares) at Jun. 30, 2024	17,000,000
Shares issued in connection with initial public offering	$ 175		4,597,235				4,597,410		4,597,410
Shares issued in connection with initial public offering (in Shares)	1,748,000
Net loss					(1,125,038)		(1,125,038)	(877)	(1,125,915)
Appropriation to statutory reserve				6,889	(6,889)
Foreign currency translation adjustment						(34,516)	(34,516)	535	(33,981)
Balance at Dec. 31, 2024	$ 1,875	$ (1,699)	$ 6,833,912	$ 761,989	$ 452,050	$ (293,423)	$ 7,754,704	$ (62,193)	$ 7,692,511
Balance (in Shares) at Dec. 31, 2024	18,748,000